Derivative financial instruments (Details 3) (Interest rates / Currencies)	9 Months Ended
Sep. 30, 2011
Derivative
Maturity dates	Dec. 31, 2019
Nickel
Derivative
Maturity dates	Dec. 31, 2012
Bunker Oil Hedge
Derivative
Maturity dates	Dec. 31, 2011